LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
INCOME PER SHARE [Abstract]
Schedule of Basic and Diluted Income Per Share
Basic and diluted loss per share for each of the periods presented is calculated as follows:

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share – basic and diluted	(78,304)	(261,867)	(284,320)	(43,699)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share – basic and diluted	134,546,772	130,631,867	130,091,977	130,091,977
Loss per share – basic and diluted	(0.58)	(2.00)	(2.19)	(0.34)